PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           ------------------------------------
                                             December 31,                         Percent Change
                                                 1998           June 30, 1999     in Unit Value
                                           ----------------   -----------------   --------------
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........      $12.7776           $13.8383             8.30%
   Emerging Growth Series................       14.7307            16.4978            12.00
   Government Securities Series..........       11.4882            11.2547            (2.03)
   Massachusetts Investors Growth Stock
    Series...............................       10.0940*           10.4471             3.50
   Total Return Series...................       11.6974            12.2799             4.98
   Global Growth Series..................       12.1073            13.7143            13.27
 Fidelity Variable Insurance Products
 Fund
   VIP Equity Income Portfolio...........       12.1812            13.7280            12.70
   VIP Growth Portfolio..................       14.2799            16.3388            14.42
   VIP High Income Portfolio.............       10.1740            10.9843             7.96
   VIP Money Market Portfolio............       11.1396            11.4103             2.43
 Fidelity Variable Insurance Products
 Fund II
   VIP II Contrafund Portfolio...........       14.3350            15.9482            11.25
   VIP II Investment Grade Bond
    Portfolio............................       10.5894*           10.4681            (1.15)
   VIP II Index 500 Portfolio............       14.8244            16.6099            12.04
 Neuberger Berman Advisers Management
 Trust
   Limited Maturity Bond Portfolio.......       10.8064            10.8418             0.33
   Partners Portfolio....................       11.0484            12.5150            13.27
 J.P. Morgan Series Trust II
   J.P. Morgan Bond Portfolio............       11.4626            11.2425            (1.92)
   J.P. Morgan Equity Portfolio..........       12.6050            14.3502            13.84
   J.P. Morgan Small Company Portfolio...       10.3154            10.9509             6.16
 Templeton Variable Products Series Fund
   Templeton Stock Fund: Class 1.........        9.7515            10.9836            12.64
 Dreyfus Variable Investment Fund
   Small Cap Portfolio...................        9.3498*            9.6250             2.94
   Quality Bond Portfolio................        9.9709*           10.0800             1.09
 Dreyfus Stock Index Fund................        9.8374*           10.1514             3.19
 T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Income
    Portfolio............................       11.1526*           11.1526             0.00

 *Unit value on the date of commencement of operations of the Sub-Account.

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION -- June 30, 1999

 ASSETS:
   Investments in Mutual Funds:                Shares        Cost         Value
                                             ----------  ------------  ------------
     Investments in MFS/Sun Life Series
      Trust:
       Capital Appreciation Series
       ("CAS").............................       4,371  $    181,700  $    193,159
       Emerging Growth Series ("EGS")......       3,286        72,652        84,322
       Government Securities Series
       ("GSS").............................      35,109       452,734       437,456
       Massachusetts Investors Growth Stock
       Series ("MIS")......................      14,734       193,622       194,191
       Total Return Series ("TRS").........      69,164     1,453,817     1,324,500
       Global Growth Series ("GGR")........      94,888     1,488,756     1,616,897
     Investments in Fidelity Variable
      Insurance Products Fund:
       VIP Equity Income Portfolio
       ("FEI").............................     113,845     2,745,739     3,102,281
       VIP Growth Portfolio ("FGP")........     102,912     4,005,061     4,706,184
       VIP High Income Portfolio ("FHI")...      10,668       117,085       120,443
       VIP Money Market Portfolio
       ("FMM").............................     562,991       562,991       562,991
     Investments in Fidelity Variable
      Insurance Products Fund II:
       VIP II Contrafund Portfolio
       ("FCN").............................      26,327       550,982       687,132
       VIP II Investment Grade Bond
       Portfolio ("FIG")...................      36,429       445,164       440,064
       VIP II Index 500 Portfolio
       ("FIP").............................      50,615     6,631,573     7,878,167
     Investments in Neuberger Berman
      Advisers Management Trust:
       Limited Maturity Bond Portfolio
       ("NLM").............................         401         5,313         5,250
       Partners Portfolio ("NPP")..........      54,942     1,082,256     1,138,396
     Investments in J.P. Morgan Series
      Trust II:
       J.P. Morgan Bond Portfolio
       ("JBP").............................     138,476     1,603,704     1,568,933
       J.P. Morgan Equity Portfolio
       ("JEP").............................      14,020       219,492       249,980
       J.P. Morgan Small Company Portfolio
       ("JSC").............................      30,783       374,446       387,254
     Investments in Templeton Variable
      Products Series Fund:
       Templeton Stock Fund: Class 1
       ("TSF").............................      28,179       606,447       599,647
     Investments in Dreyfus Variable
      Investment Fund:
       Small Cap Portfolio ("DSC").........         200        11,757        12,103
       Quality Bond Portfolio ("DQB")......       1,788        19,595        19,809
     Investments in Dreyfus Stock Index
      Fund ("DSI").........................      36,601     1,297,348     1,321,652
     Investments in T. Rowe Price Equity
      Series, Inc.:
       T. Rowe Price Equity Income
       Portfolio ("REI")...................       4,925       105,151       105,151
                                                         ------------  ------------
         NET ASSETS....................................  $ 24,227,385  $ 26,755,962
                                                         ------------  ------------
                                                         ------------  ------------

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                                        Units    Unit Value     Value
                                                                                      ---------  ----------  ------------
NET ASSETS APPLICABLE TO CONTRACT OWNERS
    CAS.............................................................................     13,958   $  13.8383 $    193,159
    EGS.............................................................................      5,111      16.4978       84,322
    GSS.............................................................................     38,869      11.2547      437,456
    MIS.............................................................................     18,588      10.4471      194,191
    TRS.............................................................................    107,859      12.2799    1,324,500
    GGR.............................................................................    117,898      13.7143    1,616,897
    FEI.............................................................................    225,982      13.7280    3,102,281
    FGP.............................................................................    288,038      16.3388    4,706,184
    FHI.............................................................................     10,965      10.9843      120,443
    FMM.............................................................................     39,338      11.4103      448,856
    FCN.............................................................................     43,085      15.9482      687,132
    FIG.............................................................................     42,039      10.4681      440,064
    FIP.............................................................................    474,304      16.6099    7,878,167
    NLM.............................................................................        484      10.8418        5,250
    NPP.............................................................................     90,963      12.5150    1,138,396
    JBP.............................................................................    139,553      11.2425    1,568,933
    JEP.............................................................................     17,420      14.3502      249,980
    JSC.............................................................................     35,363      10.9509      387,254
    TSF.............................................................................     54,595      10.9836      599,647
    DSC.............................................................................      1,257       9.6250       12,103
    DQB.............................................................................      1,965      10.0800       19,809
    DSI.............................................................................    130,194      10.1514    1,321,652
    REI.............................................................................      9,428      11.1526      105,151
                                                                                                             ------------
      Net Assets Applicable to Contract Owners......................................                           26,641,827
                                                                                                             ------------
      Net Assets Applicable to Sponsor..............................................     10,000      11.4103      114,135
        Net Assets.........................................................................................  $ 26,755,962
                                                                                                             ------------
                                                                                                             ------------

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS-- Six Months Ended June 30, 1999

                                               CAS           EGS           GSS         MIS(b)          TRS           GGR
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $16,738       $   739       $ 16,132      -$-          $ 195,833     $ 53,421
                                           -----------   -----------   -----------       ---       -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 4,066       $ 1,248       $  4,238       $  1        $  78,318     $ 20,956
     Cost of investments sold............      4,204           833          4,201          1           86,983       17,899
                                           -----------   -----------   -----------       ---       -----------   -----------
     Net realized gains (losses).........    $  (138)      $   415       $     37      -$-          $  (8,665)    $  3,057
                                           -----------   -----------   -----------       ---       -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $11,459       $11,670       $(15,278)      $569        $(129,317)    $128,141
     Beginning of period.................     15,085         6,747          6,736      --              (6,224)      27,953
                                           -----------   -----------   -----------       ---       -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................    $(3,626)      $ 4,923       $(22,014)      $569        $(123,093)    $100,188
                                           -----------   -----------   -----------       ---       -----------   -----------
     Realized and unrealized gains
      (losses)...........................    $(3,764)      $ 5,338       $(21,977)      $569        $(131,758)    $103,245
                                           -----------   -----------   -----------       ---       -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $12,974       $ 6,077       $ (5,845)      $569        $  64,075     $156,666
                                           -----------   -----------   -----------       ---       -----------   -----------
                                           -----------   -----------   -----------       ---       -----------   -----------

                                               FEI           FGP           FHI           FMM           FCN         FIG(d)
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 84,128      $289,893      $16,590       $12,230       $ 21,709      $--
                                           -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $155,113      $109,898      $87,723       $ 7,927       $ 15,422      $ 4,542
     Cost of investments sold............     137,166        91,104       93,004         7,927         13,171        4,556
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Net realized gains (losses).......    $ 17,947      $ 18,794      $(5,281)      $--           $  2,251      $   (14)
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $356,542      $701,123      $ 3,358       $--           $136,150      $(5,100)
     Beginning of period.................     124,054       530,726        1,576        --             97,673       --
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................    $232,488      $170,397      $ 1,782       $--           $ 38,477      $(5,100)
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................    $250,435      $189,191      $(3,499)      $--           $ 40,728      $(5,114)
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $334,563      $479,084      $13,091       $12,230       $ 62,437      $(5,114)
                                           -----------   -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------   -----------

(b) For the period June 25, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(d) For the period March 16, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                               FIP           NLM           NPP           JBP           JEP           JSC
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   77,078      $ 1,844       $ 33,511      $ 10,716      $ 2,587       $    289
                                           -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $  387,821      $30,153       $ 65,307      $ 19,179      $11,118       $  9,126
     Cost of investments sold............     263,918       31,337         69,750        19,001       10,335         10,803
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Net realized gains (losses).........  $  123,903      $(1,184)      $ (4,443)     $    178      $   783       $ (1,677)
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $1,246,594      $   (63)      $ 56,140      $(34,771)     $30,488       $ 12,808
     Beginning of period.................     698,312          489        (48,732)        6,550        4,990        (11,212)
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $  548,282      $  (552)      $104,872      $(41,321)     $25,498       $ 24,020
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................  $  672,185      $(1,736)      $100,429      $(41,143)     $26,281       $ 22,343
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  749,263      $   108       $133,940      $(30,427)     $28,868       $ 22,632
                                           -----------   -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------   -----------

                                               TSF         DSC(b)        DQB(b)        DSI(c)        REI(a)
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 49,240      -$-           -$-           $ 3,048       -$-
                                           -----------       ---           ---       -----------     -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 12,416       $ 35          $ 57         $ 1,327       -$-
     Cost of investments sold............      14,430         34            57           1,354       --
                                           -----------       ---           ---       -----------     -----
     Net realized gains (losses).........    $ (2,014)      $  1         -$-           $   (27)      -$-
                                           -----------       ---           ---       -----------     -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $ (6,800)      $346          $214         $24,304       -$-
     Beginning of period.................     (22,684)     --            --             --           --
                                           -----------       ---           ---       -----------     -----
       Change in unrealized appreciation
        (depreciation)...................    $ 15,884       $346          $214         $24,304       -$-
                                           -----------       ---           ---       -----------     -----
     Realized and unrealized gains
      (losses)...........................    $ 13,870       $347          $214         $24,277       -$-
                                           -----------       ---           ---       -----------     -----
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 63,110       $347          $214         $27,325       -$-
                                           -----------       ---           ---       -----------     -----
                                           -----------       ---           ---       -----------     -----

(a) For the period June 30, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(b) For the period June 25, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(c) For the period May 6, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      EGS
                                                              CAS                 Sub-Account                  GSS
                                                          Sub-Account        ---------------------         Sub-Account
                                                    -----------------------                         -------------------------
                                                                               Six
                                                    Six Months  Year Ended    Months   Year Ended   Six Months
                                                      Ended      December     Ended     December       Ended      Year Ended
                                                     June 30,       31,      June 30,      31,       June 30,    December 31,
                                                       1999       1998(e)      1999       1998         1999          1998
                                                    ----------  -----------  --------  -----------  -----------  ------------
OPERATIONS:
  Net investment income (loss).....................  $ 16,738     $  7,994   $   739      $   598     $ 16,132      $  8,657
  Net realized gains (losses)......................      (138)      (2,035)      415          362           37           186
  Net unrealized gains (losses)....................    (3,626)      15,085     4,923        6,490      (22,014)        6,237
                                                    ----------  -----------  --------  -----------  -----------  ------------
      Increase (Decrease) in net assets from
       operations..................................  $ 12,974     $ 21,044   $ 6,077      $ 7,450     $ (5,845)     $ 15,080
                                                    ----------  -----------  --------  -----------  -----------  ------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.....................  $ 14,076     $ 69,165   $ 3,519      $18,930     $ 84,837      $165,413
    Net transfers between Sub-Accounts.............    33,982       49,909    34,169       13,669       34,813       --
    Withdrawals, surrenders, annuitizations and
     contract charges..............................    (4,087)      (3,904)   (1,254)      (1,061)      (5,397)       (7,748)
                                                    ----------  -----------  --------  -----------  -----------  ------------
  Increase (Decrease) in net assets from contract
   owner transactions..............................  $ 43,971     $115,170   $36,434      $31,538     $114,253      $157,665
                                                    ----------  -----------  --------  -----------  -----------  ------------
    Increase (Decrease) in net assets..............  $ 56,945     $136,214   $42,511      $38,988     $108,408      $172,745
NET ASSETS:
  Beginning of period..............................   136,214       --        41,811        2,823      329,048       156,303
                                                    ----------  -----------  --------  -----------  -----------  ------------
  End of period....................................  $193,159     $136,214   $84,322      $41,811     $437,456      $329,048
                                                    ----------  -----------  --------  -----------  -----------  ------------
                                                    ----------  -----------  --------  -----------  -----------  ------------

                                                                     MIS                 TRS                       GGR
                                                                 Sub-Account         Sub-Account               Sub-Account
                                                                 -----------  -------------------------  ------------------------
                                                                 Six Months    Six Months   Year Ended   Six Months   Year Ended
                                                                    Ended        Ended       December       Ended      December
                                                                  June 30,      June 30,        31,       June 30,        31,
                                                                   1999(b)        1999        1998(f)       1999         1998
                                                                 -----------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..................................   $ --       $    195,833   $  64,091   $    53,421    $ 39,888
  Net realized gains (losses)...................................     --             (8,665)      4,643         3,057       1,466
  Net unrealized gains (losses).................................        569       (123,093)     (6,224)      100,188      16,998
                                                                 -----------  ------------  -----------  -----------  -----------
      Increase (Decrease) in net assets from operations.........   $    569   $     64,075   $  62,510   $   156,666    $ 58,352
                                                                 -----------  ------------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..................................   $ 87,160   $    686,729   $ 742,106   $   672,141    $540,355
    Net transfers between Sub-Accounts..........................    106,968        (56,884)   (115,350)       27,119       2,700
    Withdrawals, surrenders, annuitizations and contract
     charges....................................................       (506)       (23,733)    (34,953)      (19,943)    (26,751)
                                                                 -----------  ------------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
   transactions.................................................   $193,622   $    606,112   $ 591,803   $   679,317    $516,304
                                                                 -----------  ------------  -----------  -----------  -----------
    Increase (Decrease) in net assets...........................   $194,191   $    670,187   $ 654,313   $   835,983    $574,656
NET ASSETS:
  Beginning of period...........................................     --            654,313      --           780,914     206,258
                                                                 -----------  ------------  -----------  -----------  -----------
  End of period.................................................   $194,191   $  1,324,500   $ 654,313   $ 1,616,897    $780,914
                                                                 -----------  ------------  -----------  -----------  -----------
                                                                 -----------  ------------  -----------  -----------  -----------

(b) For the period June 25, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(e) For the period April 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(f) For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                             FEI                       FGP                       FHI
                                                         Sub-Account               Sub-Account               Sub-Account
                                                   ------------------------  ------------------------  -----------------------
                                                   Six Months   Year Ended   Six Months   Year Ended   Six Months  Year Ended
                                                      Ended      December       Ended      December      Ended      December
                                                    June 30,        31,       June 30,        31,       June 30,       31,
                                                      1999         1998         1999         1998         1999       1998(f)
                                                   -----------  -----------  -----------  -----------  ----------  -----------
OPERATIONS:
  Net investment income (loss).................... $    84,128  $      821   $   289,893  $   34,173    $ 16,590     $ --
  Net realized gains (losses).....................      17,947      (5,033)       18,794       1,372      (5,281)        (254)
  Net unrealized gains (losses)...................     232,488     122,975       170,397     529,196       1,782        1,576
                                                   -----------  -----------  -----------  -----------  ----------  -----------
      Increase (Decrease) in net assets from
       operations................................. $   334,563  $  118,763   $   479,084  $  564,741    $ 13,091     $  1,322
                                                   -----------  -----------  -----------  -----------  ----------  -----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.................... $ 1,535,705  $1,756,032   $ 1,759,144  $1,547,362    $ 27,703     $ 75,590
    Net transfers between Sub-Accounts............    (464,104)    (58,426)        8,166     259,472     (82,979)      94,193
    Withdrawals, surrenders, annuitizations and
     contract charges.............................     (54,801)    (78,355)      (78,445)    (80,050)     (4,808)      (3,669)
                                                   -----------  -----------  -----------  -----------  ----------  -----------
  Increase (Decrease) in net assets from contract
   owner transactions............................. $ 1,016,800  $1,619,251   $ 1,688,865  $1,726,784    $(60,084)    $166,114
                                                   -----------  -----------  -----------  -----------  ----------  -----------
    Increase (Decrease) in net assets............. $ 1,351,363  $1,738,014   $ 2,167,949  $2,291,525    $(46,993)    $167,436
NET ASSETS:
  Beginning of period.............................   1,750,918      12,904     2,538,235     246,710     167,436       --
                                                   -----------  -----------  -----------  -----------  ----------  -----------
  End of period................................... $ 3,102,281  $1,750,918   $ 4,706,184  $2,538,235    $120,443     $167,436
                                                   -----------  -----------  -----------  -----------  ----------  -----------
                                                   -----------  -----------  -----------  -----------  ----------  -----------

                                                                         FMM                       FCN                FIG
                                                                     Sub-Account               Sub-Account        Sub-Account
                                                               ------------------------  -----------------------  -----------
                                                               Six Months                Six Months  Year Ended   Six Months
                                                                 Ended      Year Ended     Ended      December       Ended
                                                                June 30,   December 31,   June 30,       31,       June 30,
                                                                  1999         1998         1999        1998        1999(d)
                                                               ----------  ------------  ----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)................................ $  12,230   $    32,102    $ 21,709     $    382     $ --
  Net realized gains (losses).................................    --           --            2,251        1,167          (14)
  Net unrealized gains (losses)...............................    --           --           38,477       97,064       (5,100)
                                                               ----------  ------------  ----------  -----------  -----------
      Increase (Decrease) in net assets from operations....... $  12,230   $    32,102    $ 62,437     $ 98,613     $ (5,114)
                                                               ----------  ------------  ----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received................................ $ 243,917   $ 1,495,810    $ 72,551     $153,403     $216,815
    Net transfers between Sub-Accounts........................  (115,926)   (1,173,716)     48,814      268,273      233,259
    Withdrawals, surrenders, annuitizations and contract
     charges..................................................    (8,331)      (28,796)    (15,632)      (7,846)      (4,896)
                                                               ----------  ------------  ----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
   transactions............................................... $ 119,660   $   293,298    $105,733     $413,830     $445,178
                                                               ----------  ------------  ----------  -----------  -----------
    Increase (Decrease) in net assets......................... $ 131,890   $   325,400    $168,170     $512,443     $440,064
NET ASSETS:
  Beginning of period.........................................   431,101       105,701     518,962        6,519       --
                                                               ----------  ------------  ----------  -----------  -----------
  End of period............................................... $ 562,991   $   431,101    $687,132     $518,962     $440,064
                                                               ----------  ------------  ----------  -----------  -----------
                                                               ----------  ------------  ----------  -----------  -----------

(d) For the period March 16, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(f) For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                             FIP                       NLM                      NPP
                                                         Sub-Account               Sub-Account              Sub-Account
                                                   ------------------------  -----------------------  ------------------------
                                                   Six Months   Year Ended   Six Months  Year Ended   Six Months   Year Ended
                                                      Ended      December      Ended      December       Ended      December
                                                    June 30,        31,       June 30,       31,       June 30,        31,
                                                      1999         1998         1999        1998         1999         1998
                                                   -----------  -----------  ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss).................... $    77,078  $   48,449    $  1,844      $   167   $    33,511  $   97,246
  Net realized gains (losses).....................     123,903     111,953      (1,184)         506        (4,443)    (40,762)
  Net unrealized gains (losses)...................     548,282     595,373        (552)         399       104,872     (49,692)
                                                   -----------  -----------  ----------  -----------  -----------  -----------
      Increase (Decrease) in net assets from
       operations................................. $   749,263  $  755,775    $    108      $ 1,072   $   133,940  $    6,792
                                                   -----------  -----------  ----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.................... $ 2,751,116  $2,846,625    $  3,519      $26,898   $   231,286  $  829,194
    Net transfers between Sub-Accounts............     126,040     320,272     (29,440)       2,696      (202,989)     80,931
    Withdrawals, surrenders, annuitizations and
     contract charges.............................    (124,794)   (524,138)       (718)      (1,541)      (23,933)    (40,375)
                                                   -----------  -----------  ----------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract
   owner transactions............................. $ 2,752,362  $2,642,759    $(26,639)     $28,053   $     4,364  $  869,750
                                                   -----------  -----------  ----------  -----------  -----------  -----------
    Increase (Decrease) in net assets............. $ 3,501,625  $3,398,534    $(26,531)     $29,125   $   138,304  $  876,542
NET ASSETS:
  Beginning of period.............................   4,376,542     978,008      31,781        2,656     1,000,092     123,550
                                                   -----------  -----------  ----------  -----------  -----------  -----------
  End of period................................... $ 7,878,167  $4,376,542    $  5,250      $31,781   $ 1,138,396  $1,000,092
                                                   -----------  -----------  ----------  -----------  -----------  -----------
                                                   -----------  -----------  ----------  -----------  -----------  -----------

                                                             JBP                       JEP                      JSC
                                                         Sub-Account               Sub-Account              Sub-Account
                                                   ------------------------  -----------------------  -----------------------
                                                   Six Months   Year Ended   Six Months  Year Ended   Six Months  Year Ended
                                                      Ended      December      Ended      December      Ended      December
                                                    June 30,        31,       June 30,       31,       June 30,       31,
                                                      1999         1998         1999       1998(f)       1999       1998(f)
                                                   -----------  -----------  ----------  -----------  ----------  -----------
OPERATIONS:
  Net investment income (loss).................... $    10,716   $  32,711    $  2,587     $ 19,117    $    289     $ 12,274
  Net realized gains (losses).....................         178       7,002         783       13,026      (1,677)     (28,111)
  Net unrealized gains (losses)...................     (41,321)      6,645      25,498        4,990      24,020      (11,212)
                                                   -----------  -----------  ----------  -----------  ----------  -----------
      Increase (Decrease) in net assets from
       operations................................. $   (30,427)  $  46,358    $ 28,868     $ 37,133    $ 22,632     $(27,049)
                                                   -----------  -----------  ----------  -----------  ----------  -----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.................... $   794,254   $ 971,373    $ 78,938     $267,400    $ 24,636     $281,469
    Net transfers between Sub-Accounts............      36,452      42,894     (55,996)     (92,224)     22,616       87,065
    Withdrawals, surrenders, annuitizations and
     contract charges.............................     (24,329)   (366,856)     (5,772)      (8,367)     (9,178)     (14,937)
                                                   -----------  -----------  ----------  -----------  ----------  -----------
  Increase (Decrease) in net assets from contract
   owner transactions............................. $   806,377   $ 647,411    $ 17,170     $166,809    $ 38,074     $353,597
                                                   -----------  -----------  ----------  -----------  ----------  -----------
    Increase (Decrease) in net assets............. $   775,950   $ 693,769    $ 46,038     $203,942    $ 60,706     $326,548
NET ASSETS:
  Beginning of period.............................     792,983      99,214     203,942       --         326,548       --
                                                   -----------  -----------  ----------  -----------  ----------  -----------
  End of period................................... $ 1,568,933   $ 792,983    $249,980     $203,942    $387,254     $326,548
                                                   -----------  -----------  ----------  -----------  ----------  -----------
                                                   -----------  -----------  ----------  -----------  ----------  -----------

(f) For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                                         TSF                DSC          DQB
                                                                                     Sub-Account        Sub-Account  Sub-Account
                                                                               -----------------------  -----------  -----------
                                                                               Six Months  Year Ended   Six Months   Six Months
                                                                                 Ended      December       Ended        Ended
                                                                                June 30,       31,       June 30,     June 30,
                                                                                  1999        1998        1999(b)      1999(b)
                                                                               ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)................................................  $ 49,240     $ 22,221      $--          $--
  Net realized gains (losses).................................................    (2,014)     (24,809)           1       --
  Net unrealized gains (losses)...............................................    15,884      (21,918)         346          214
                                                                               ----------  -----------  -----------  -----------
      Increase (Decrease) in net assets from operations.......................  $ 63,110     $(24,506)     $   347      $   214
                                                                               ----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received................................................  $ 63,920     $257,817      $11,859      $19,765
    Net transfers between Sub-Accounts........................................      (758)     189,442       --           --
    Withdrawals, surrenders, annuitizations and contract charges..............   (12,186)     (17,017)        (103)        (170)
                                                                               ----------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner transactions..........  $ 50,976     $430,242      $11,756      $19,595
                                                                               ----------  -----------  -----------  -----------
    Increase (Decrease) in net assets.........................................  $114,086     $405,736      $12,103      $19,809
NET ASSETS:
  Beginning of period.........................................................   485,561       79,825       --           --
                                                                               ----------  -----------  -----------  -----------
  End of period...............................................................  $599,647     $485,561      $12,103      $19,809
                                                                               ----------  -----------  -----------  -----------
                                                                               ----------  -----------  -----------  -----------

                                                                                                               DSI         REI
                                                                                                           Sub-Account  Sub-Account
                                                                                                           -----------  ----------
                                                                                                           Six Months   Six Months
                                                                                                              Ended       Ended
                                                                                                            June 30,     June 30,
                                                                                                             1999(c)     1999(a)
                                                                                                           -----------  ----------
OPERATIONS:
  Net investment income (loss)............................................................................ $    3,048    $ --
  Net realized gains (losses).............................................................................        (27)     --
  Net unrealized gains (losses)...........................................................................     24,304      --
                                                                                                           -----------  ----------
      Increase (Decrease) in net assets from operations................................................... $   27,325    $ --
                                                                                                           -----------  ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received............................................................................ $1,065,147    $ 42,160
    Net transfers between Sub-Accounts....................................................................    233,457      63,209
    Withdrawals, surrenders, annuitizations and contract charges..........................................     (4,277)       (218)
                                                                                                           -----------  ----------
  Increase (Decrease) in net assets from contract owner transactions...................................... $1,294,327    $105,151
                                                                                                           -----------  ----------
    Increase (Decrease) in net assets..................................................................... $1,321,652    $105,151
NET ASSETS:
  Beginning of period.....................................................................................     --          --
                                                                                                           -----------  ----------
  End of period........................................................................................... $1,321,652    $105,151
                                                                                                           -----------  ----------
                                                                                                           -----------  ----------

(a) For the period June 30, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(b) For the period June 25, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(c) For the period May 6, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Templeton Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund and T. Rowe Price Equity Series, Inc.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(3) CONTRACT CHARGES
The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal DAC tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently 0.0016389% (which is equivalent to an annual rate of 0.60%) for policies in their first ten policy years, 0.0005474% (which is equivalent to an annual rate of 0.20%) for the next ten policy years and 0.0002738% (which is equivalent to an annual rate of 0.10%) for policies in policy years twenty-one and beyond.

SUN LIFE (U.S.) VARIABLE ACCOUNT G
NOTES TO FINANCIAL STATEMENTS -- continued

(4) TRANSACTIONS IN UNITS OUTSTANDING

                                                                                                              Units Withdrawn,
                                                                                      Units Transferred        Surrendered and
                                    Units Outstanding                                      Between              Canceled for
                                   Beginning of Period         Units Purchased           Sub-Accounts         Contract Charges
                                -------------------------  -----------------------  ----------------------  ---------------------
                                    Six                       Six                     Six                     Six
                                  Months         Year       Months        Year       Months      Year        Months      Year
                                   Ended        Ended        Ended       Ended       Ended       Ended       Ended      Ended
                                 June 30,    December 31,  June 30,   December 31,  June 30, December 31,   June 30, December 31,
Sub-Accounts                       1999          1998        1999         1998        1999       1998         1999       1998
------------------------------- -----------  ------------  ---------  ------------  -------- -------------  -------- ------------
CAS(e).........................      10,660     --             1,082        6,564      2,527        4,445       (311)        (349)
EGS............................       2,838        257           230        1,599      2,123        1,067        (80)         (85)
GSS............................      28,642     14,789         7,609       14,555      3,093      --            (475)        (702)
MIS(b).........................     --          --             8,398      --          10,239      --             (49)     --
TRS(f).........................      55,937     --            58,531       69,056     (4,615)      (10,148)   (1,994)      (2,971)
GGR............................      64,502     19,525        52,775       46,090      2,196        1,282     (1,575)      (2,395)
FEI............................     143,740      1,182       122,885      155,915    (36,365)       (6,554)   (4,278)      (6,803)
FGP............................     177,748     24,099       114,904      137,491        475       22,870     (5,089)      (6,712)
FHI(f).........................      16,457     --             2,590        7,374     (7,636)        9,430      (446)        (347)
FMM............................      28,692     --            21,693      141,043    (10,310)     (109,762)     (737)      (2,589)
FCN............................      36,202        591         4,791        9,406      3,119       26,828     (1,027)        (623)
FIG(d).........................     --          --            20,475      --          22,028      --            (464)     --
FIP............................     295,225     84,660       178,054      225,497      8,979       24,933     (7,954)     (39,865)
NLM............................       2,941        257           325        2,523     (2,715)          305       (67)        (144)
NPP............................      90,519     11,653        19,864       76,494    (17,362)        6,112    (2,058)      (3,740)
JBP............................      69,180      9,348        69,274       89,677      3,238        3,925     (2,139)     (33,770)
JEP(f).........................      16,179     --             5,586       24,048     (3,910)       (7,212)     (435)        (657)
JSC(f).........................      31,656     --             2,438       27,699      2,170        5,298       (901)      (1,341)
TSF............................      49,794      8,289         6,061       27,080        (70)       16,159    (1,190)      (1,734)
DSC(b).........................     --          --             1,268      --           --         --             (11)     --
DQB(b).........................     --          --             1,982      --           --         --             (17)     --
DSI(c).........................     --          --           107,383      --          23,245      --            (434)     --
REI(a).........................     --          --             3,780      --           5,668      --             (20)     --
Unit Activity
From Sponsor Transactions......      10,000     10,000        --          --           --         --           --        --
                                -----------  ------------  ---------  ------------  -------- -------------  -------- ------------
Total Unit Activity............   1,130,912    184,650       811,978    1,062,111      6,117      (11,022)   (31,751)    (104,827)
                                -----------  ------------  ---------  ------------  -------- -------------  -------- ------------
                                -----------  ------------  ---------  ------------  -------- -------------  -------- ------------


                                   Units Outstanding
                                     End of Period
                                 ----------------------

                                    Six
                                  Months       Year
                                   Ended      Ended
                                 June 30,  December 31,
Sub-Accounts                       1999        1998
-------------------------------  --------- ------------
CAS(e).........................     13,958      10,660
EGS............................      5,111       2,838
GSS............................     38,869      28,642
MIS(b).........................     18,588     --
TRS(f).........................    107,859      55,937
GGR............................    117,898      64,502
FEI............................    225,982     143,740
FGP............................    288,038     177,748
FHI(f).........................     10,965      16,457
FMM............................     39,338      28,692
FCN............................     43,085      36,202
FIG(d).........................     42,039     --
FIP............................    474,304     295,225
NLM............................        484       2,941
NPP............................     90,963      90,519
JBP............................    139,553      69,180
JEP(f).........................     17,420      16,179
JSC(f).........................     35,363      31,656
TSF............................     54,595      49,794
DSC(b).........................      1,257     --
DQB(b).........................      1,965     --
DSI(c).........................    130,194     --
REI(a).........................      9,428     --
Unit Activity
From Sponsor Transactions......     10,000      10,000
                                 --------- ------------
Total Unit Activity............  1,917,256   1,130,912
                                 --------- ------------
                                 --------- ------------

(a) For the period June 30, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(b) For the period June 25, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(c) For the period May 6, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(d) For the period March 16, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(e) For the period April 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(f) For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Total Return Sub-Account, Global Growth Sub-Account, VIP Equity Income Sub-Account, VIP Growth Sub-Account, VIP High Income Sub-Account, VIP Money Market Sub-Account, VIP II Contrafund Sub-Account, VIP II Investment Grade Bond Sub-Account, VIP II Index 500 Sub-Account, Limited Maturity Bond Sub-Account, Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan Small Company Sub-Account, Templeton Stock Fund: Class 1 Sub-Account, Small Cap Sub-Account, Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account and T. Rowe Price Equity Income Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the period then ended and the statements of changes in net assets for the six months ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Senior Vice President and
  General Manager and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
GREGORY W. GEE, Director
ANGUS A. MacNAUGHTON, Director
PETER F. DEMUTH, Vice President and
  Chief Counsel and Assistant Secretary
ELLEN B. KING, Counsel, Litigation and Secretary
ROBERT P. VROLYK, Vice President, Finance,
  Actuary and Treasurer
JAMES M.A. ANDERSON, Vice President, Investments

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                           SUN LIFE CORPORATE VUL-SM-

                       SEMIANNUAL REPORT - JUNE 30, 1999

                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.